Deposits and Advances to Contractors	12 Months Ended
Dec. 31, 2019
Deposits and Advances to Contractors
Deposits and Advances to Contractors

13.   Deposits and Advances to Contractors

As at December 31, 2019, the Company has advanced $12,164 (December 31, 2018 – $42,938) to contractors related to the construction of the Lindero Project. During the year ended December 31, 2019, the Company paid $19,175 (December 31, 2018 - $46,453) as deposits for equipment and advances to contractors, and $49,950 of deposits (December 31, 2018 - $3,932) were applied against equipment delivered or services rendered during the year ended December 31, 2019.